JPMorgan Research Market Neutral Fund Expense Example - A C I Shares [Member] - JPMorgan Research Market Neutral Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 776
Expense Example, with Redemption, 3 Years	1,345
Expense Example, with Redemption, 5 Years	1,938
Expense Example, with Redemption, 10 Years	3,535
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	406
Expense Example, with Redemption, 3 Years	988
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	3,473
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,348
Expense Example, with Redemption, 10 Years	$ 2,896